Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liabilities.
Schedule of lease liabilities

In $000s
Balance, December 31, 2023	$9,607
Recognition of liability	13,710
Lease payments	(8,582)
Derecognition	(2,557)
Accretion – G&A	759
Accretion – E&E	596
Balance, December 31, 2024	$13,533
Recognition of liability	59,861
Lease payments	(12,111)
Derecognition	(1,757)
Accretion	3,624
Foreign exchange	(66)
Balance, December 31, 2025	$63,084

Current lease liabilities	$6,303
Long-term lease liabilities	7,230
Total lease liabilities, December 31, 2024	$13,533

Current lease liabilities	$15,751
Long-term lease liabilities	47,333
Total lease liabilities, December 31, 2025	$63,084